FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2003

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one):

                              [ ] is a restatement
                          [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:        Lumina Foundation for Education, Inc.
Address:     30 South Meridian Street
             Indianapolis, Indiana  46204-3503

13F File Number:  028-06149

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       J. David Maas
Title:      Senior Vice President and Chief Financial Officer
Phone:      (317) 951-5511

Signature, Place, and Date of Signing:

/s/  J. David Maas                  Indianapolis, Indiana
------------------------------      August 14, 2003


Report Type     (Check only one)
                [ X ]   13F HOLDINGS REPORT
                [   ]   13F NOTICE
                [   ]   13F COMBINATION REPORT

                                               FORM 13F SUMMARY PAGE

                                                  REPORT SUMMARY

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $18,736 (in thousands)

List of Other Included Managers:            NONE

                                                FORM 13F INFORMATION TABLE
                                                --------------------------

                                                                                                       Voting Authority
                                                                                                       ----------------
                                               Value       SHARES/       Investment     Other
Name of Issuer    Title of Class    CUSIP    (X $1000)      PRN          Discretion    Managers      Sole   Shared   None
--------------    --------------    -----    ---------     -------       ----------    --------      ----   ------   ----
Russell 2000         iShares      464287648   $18,736     395,800           Sole         None       395,800
Growth Index                                                 SH
Fund
